Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bbfi1_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Investor, Institutional and Class R Shares

Supplement dated December 26, 2017

to the Summary Prospectus and Prospectus, each dated January 27, 2017, as supplemented to date

Effective as of December 29, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional and Class R Shares. Accordingly, effective as of December 29, 2017, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 31 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-78 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[4,5]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[6]	0.44%	0.41%	0.39%	0.49%
Interest Expense	0.24%	0.24%	0.24%	0.24%
Other Expenses of the Fund	0.20%	0.17%	0.15%	0.25%
Other Expenses of the Subsidiary[7]	—	—	—	—
Acquired Fund Fees and Expenses[6]	—	—	—	—
Total Annual Fund Operating Expenses[6]	1.04%	1.76%	0.74%	1.34%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.02)%	(0.08)%	(0.06)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	1.02%	1.68%	0.68%	1.27%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[4]	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 45, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.78% (for Investor A Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares) and 1.03% (for Class R Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[6]	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
[7]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s fiscal year ended September 30, 2017.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$500	$716	$949	$1,618
Investor C Shares	$271	$546	$947	$2,067
Institutional Shares	$69	$231	$406	$913
Class R Shares	$129	$418	$727	$1,607

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$171	$546	$947	$2,067

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.

BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbfi1_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Investor, Institutional and Class R Shares

Supplement dated December 26, 2017

to the Summary Prospectus and Prospectus, each dated January 27, 2017, as supplemented to date

Effective as of December 29, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A, Investor C, Institutional and Class R Shares. Accordingly, effective as of December 29, 2017, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 31 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-78 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[4,5]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[6]	0.44%	0.41%	0.39%	0.49%
Interest Expense	0.24%	0.24%	0.24%	0.24%
Other Expenses of the Fund	0.20%	0.17%	0.15%	0.25%
Other Expenses of the Subsidiary[7]	—	—	—	—
Acquired Fund Fees and Expenses[6]	—	—	—	—
Total Annual Fund Operating Expenses[6]	1.04%	1.76%	0.74%	1.34%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.02)%	(0.08)%	(0.06)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	1.02%	1.68%	0.68%	1.27%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[4]	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 45, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.78% (for Investor A Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares) and 1.03% (for Class R Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[6]	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
[7]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s fiscal year ended September 30, 2017.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$500	$716	$949	$1,618
Investor C Shares	$271	$546	$947	$2,067
Institutional Shares	$69	$231	$406	$913
Class R Shares	$129	$418	$727	$1,607

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$171	$546	$947	$2,067

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 31 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-78 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 841% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	841.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BlackRock Total Return Fund | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[4]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.20%	[4]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[4],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[4],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.02%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 500
3 Years	rr_ExpenseExampleYear03	716
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	$ 1,618
BlackRock Total Return Fund | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[4]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[4]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.17%	[4]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[4],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[4],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.68%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 271
3 Years	rr_ExpenseExampleYear03	546
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	2,067
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	546
5 Years	rr_ExpenseExampleNoRedemptionYear05	947
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,067
BlackRock Total Return Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[4]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[4]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.15%	[4]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[4],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[4],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.68%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	231
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 913
BlackRock Total Return Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[2],[3],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[4]
Interest Expense	rr_Component1OtherExpensesOverAssets	0.24%	[4]
Other Expenses of the Fund	rr_Component2OtherExpensesOverAssets	0.25%	[4]
Other Expenses of the Subsidiary	rr_Component3OtherExpensesOverAssets		[4],[5]
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[4],[6]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets		[4],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[4],[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2],[3],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.27%	[2],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	727
10 Years	rr_ExpenseExampleYear10	$ 1,607

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $250,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 45, BlackRock has contractually agreed to waive the management fee of the Fund and the Master Portfolio with respect to any portion of the Fund’s or the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or the Master Portfolio or by a vote of a majority of the outstanding voting securities of the Fund or the Master Portfolio.
[3]	BlackRock receives a management fee from the Master Portfolio for investment advisory and certain administrative services at the annual rate of 0.06% of the Master Portfolio’s average daily net assets, a portion of which is paid indirectly by the Fund, and receives a management fee from the Fund for investment advisory and certain administrative services at the annual rate of 0.29% of the Fund’s average daily net assets for an overall management fee rate paid by the Fund of 0.35%. In addition, as described in the “Management of the Fund” section of the Fund’s prospectus on page 45, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.78% (for Investor A Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares) and 1.03% (for Class R Shares) of average daily net assets through January 31, 2019. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Bond Fund, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Total Return Portfolio (the “Master Portfolio”).
[5]	Other expenses of the BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) were less than 0.01% for the Fund’s fiscal year ended September 30, 2017.
[6]	Fees and expenses have been restated to reflect the fees and expenses of the Fund as of the fiscal year ended September 30, 2017.
[7]	There is no CDSC on Investor C Shares after one year.